Leases - Schedule of Operating Leases (Details) - BOLT THREADS, INC. [Member]	Dec. 31, 2023	Dec. 31, 2022
Leases - Schedule of Operating Leases (Details) [Line Items]
Weighted-average remaining lease term (in years)	8 years 9 months	8 years 3 months 3 days
Weighted-average discount rate	6.80%	9.40%